SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Systematic Momentum FuturesAccess LLC (the “Fund”), a FuturesAccessSM Program (“FuturesAccess”) fund, which is an investment company as defined by Accounting Standards Codification (“ASC”) guidance, was organized under the Delaware Limited Liability Company Act on March 8, 2007 and commenced operations on April 2, 2007.  The Fund operates as a “fund of funds”, allocating and reallocating its capital, under the direction of Merrill Lynch Alternative Investments LLC (“MLAI”, or “Sponsor” or “Managing Member”), the sponsor and manager of the Fund, among underlying FuturesAccess Funds (each a “Portfolio Fund”, and collectively the “Portfolio Funds”) (See Note 2).  Presently there are seven Portfolio Funds.  MLAI is the sponsor and manager of the Portfolio Funds.

MLAI is an indirect wholly-owned subsidiary of Bank of America Corporation. Bank of America Corporation and its affiliates are referred to herein as “BAC”. Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) is currently the exclusive clearing broker for the Portfolio Funds. MLAI may select other parties as clearing broker(s). Merrill Lynch International (“MLI”) is the primary foreign exchange (“F/X”) forward prime broker for the Portfolio Funds. MLAI may select other of its affiliates or third parties as F/X or other over-the-counter (“OTC”) prime brokers. MLPF&S and MLI are BAC affiliates.

FuturesAccess is a group of managed futures funds sponsored by MLAI (“FuturesAccess Funds”).  FuturesAccess is exclusively available to investors that have investment accounts with Merrill Lynch Wealth Management, U.S. Trust and other divisions or affiliates of BAC.  FuturesAccess Funds currently are composed of direct-trading funds advised by a single trading advisor or funds of funds for which MLAI acts as the advisor and allocates capital among multiple trading advisors.  Although redemption terms vary among FuturesAccess Funds, FuturesAccess applies with some exceptions, the same minimum investment amounts, fees and other operational criteria across all FuturesAccess Funds. Each trading advisor for the Portfolio Funds participating in FuturesAccess employs different technical, fundamental, systematic and/or discretionary trading strategies.

As of December 31, 2014, the Fund offers five Classes of Units: Class A, Class C, Class D, Class M and Class I. Each Class of Units is offered at the Net Asset Value per Unit.

The Class M Units are for investors who are subscribing through certain accounts enrolled in an eligible managed investment account program (“Eligible Managed Accounts”).  The Sponsor may modify, on a prospective basis, the Eligible Managed Accounts.

Interests in the Fund are not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other government authority. Interests are not deposits or other obligations of, and are not guaranteed by, BAC or by any bank.  Interests are subject to investment risks, including the possible loss of the full amount invested.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and such differences could be material. Certain prior year items have been reclassified to conform to the current year presentation.

Statement of Cash Flows

The Fund is not required to provide a Statement of Cash Flows.

Revenue Recognition

The Portfolio Funds’ may invest in commodity futures, options on futures and forward contract transactions which are recorded on trade date. Open contracts are reflected in unrealized profit (loss) on open contracts in the Statements of Financial Condition of the Portfolio Funds as the difference between the original contract value and the market value (for those commodity interests for which market quotations are readily available) or at fair value.  The change in unrealized profit (loss) on open contracts from one period to the next is reflected in Change in unrealized under Trading profit (loss), net in the Statements of Operations of the Portfolio Funds.

Trading profit (loss), net of the Portfolio Funds includes brokerage commission costs on commodity contracts.

The resulting change between cost and market value (net of subscription and redemption activity in the investment in the Portfolio Funds) is reflected in the Statements of Operations as change in unrealized from the investments in the Portfolio Funds.  In addition, when the Fund redeems or partially redeems its interest in the Portfolio Funds, it records realized (net profit or loss) under Trading profit (loss), net for such interests in the Statements of Operations of the Fund.

Foreign Currency Transactions

The Fund’s functional currency is the U.S. dollar; however, the Portfolio Funds may transact business in U.S. dollars and in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect as of the dates of the Statements of Financial Condition of the Fund and each of the Portfolio Funds.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year.  Profits and losses, including adjustments, resulting from the translation to U.S. dollars are included in Trading profit (loss), net in the Statements of Operations.

Operating Expenses and Selling Commissions

The Fund pays for all routine operating costs (including ongoing offering costs, administration, custody, transfer, exchange and redemption processing, legal, regulatory filing, tax, audit, escrow, accounting and printing fees and other expenses) incurred by the Fund.

Class A Units are subject to upfront sales commissions paid to MLPF&S ranging from 1.0% to 2.5% of an investor’s gross subscription amount. Class D Units and Class I Units are subject to upfront sales commissions paid to MLPF&S up to 2.5% of an investor’s gross subscription amount. Sales commissions are directly deducted from subscription amounts. Class C Units and Class M Units are not subject to upfront sales commissions.

Income Taxes

No provision for income taxes has been made in the accompanying financial statements as each member is individually responsible for reporting income or loss based on such member’s share of the Fund’s income and expenses as reported for income tax purposes.

The Fund follows the ASC guidance on accounting for uncertainty in income taxes.  This guidance provides how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority.  Tax positions with respect to tax at the Fund level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. A prospective investor should be aware that, among other things, income taxes could have a material adverse effect on the periodic calculations of the net asset value of the Fund, including reducing the net asset value of the Fund to reflect reserves for income taxes, such as foreign withholding taxes, that may be payable by the Fund. This could cause benefits or detriments to certain investors, depending upon the timing of their entry and exit from the Fund. MLAI has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States — 2011.

Distributions

Each member is entitled to receive, equally per Unit, any distributions which may be made by the Fund. No such distributions have been declared for the years ended December 31, 2014, 2013 and 2012.

Subscriptions

The Fund generally offers Units for investment as of the 1st and 16th calendar day of each month (each a “Subscription Date”) at the net asset value per Unit of their respective Classes, although MLAI may in its discretion, discontinue mid-month subscriptions at any time. Investors must submit their executed subscription agreement signature pages on or before the “Subscription/Redemption Notice Date,” which is eight business days prior to the 1st and 16th of every month.  Investors’ subscriptions will be used to purchase a number of Units, including fractional Units, with an aggregate net asset value equal to the dollar amount invested.

Redemptions and Exchanges

Investors in the Fund generally may redeem any or all of their Units at Net Asset Value, in whole or fractional Units, effective as of (i) the 15th calendar day of each month and/or (ii) the last calendar day of each month (each a “Redemption Date”), upon submitting the redemption request by the Subscription/Redemption Notice Date. MLAI may eliminate investors’ mid-month redemption right at any time. The Net Asset Value of redeemed Units is determined as of the Redemption Date. Investors will remain exposed to fluctuations in Net Asset Value during the period between submission of their redemption requests and the applicable Redemption Date.

Investors in the Fund may generally exchange their Units for those of any other FuturesAccess Fund as of any Subscription Date with prior written notice to the Fund by the Subscription/Redemption Notice Date and any applicable notice to the other FuturesAccess Fund.  If only one of the FuturesAccess Funds has semi-monthly redemption dates, exchanges will only be permitted as of the beginning of each month. In all cases, exchanges are subject to FuturesAccess Fund availability, investor eligibility and any restrictions imposed by a FuturesAccess Fund or the terms of a securities account, either temporarily or on an ongoing basis.  The minimum exchange amount is $10,000.